Revenues (Tables)	12 Months Ended
Jan. 31, 2023
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Schedule of revenues
Details of revenues were as follows:

	Years ended
	January 31, 2023	January 31, 2022
Powersports
Year-Round Products	$4,827.1	$3,467.5
Seasonal Products	3,440.3	2,524.1
Powersports PA&A and OEM Engines	1,276.4	1,143.5
Marine	489.6	512.8
Total	$10,033.4	$7,647.9